Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Retirement Benefits [Abstract]
Matching contribution	$ 1.5	$ 1.4